Leases (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Lease Assets
Finance lease assets	$ 27,637,683	$ 29,306,030
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Property, Plant, And Equipment, And Finance Right Of Use Asset, Excluding Lessor Asset Under Operating Lease, After Accumulated Depreciation	Property, Plant, And Equipment, And Finance Right Of Use Asset, Excluding Lessor Asset Under Operating Lease, After Accumulated Depreciation
Operating lease ROU assets	$ 8,516,756	$ 11,801,491
Current
Current portion of finance lease	$ 1,685,850	$ 6,409,827
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]	Total	Total
Current portion of operating lease	$ 5,298,153	$ 4,873,897
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Total	Total
Total	$ 6,984,003	$ 11,283,724
Non-current
Finance lease, net of current portion	$ 0	$ 3,839,456
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Total	Total
Operating lease, net of current portion	$ 3,159,780	$ 6,348,249
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Total	Total
Total	$ 3,159,780	$ 10,187,705
Property and equipment, net
Lease Assets
Finance lease assets	20,266,967	22,285,997
Real estate properties held for lease, net
Lease Assets
Finance lease assets	$ 7,370,716	$ 7,020,033